Quarterly Report
September 30, 2023
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.6%
Howmet Aerospace, Inc.	222,024	$10,268,610
Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	23,422	$17,670,183
Brokerage & Asset Managers – 0.5%
CME Group, Inc.	41,854	$8,380,008
Business Services – 4.7%
CoStar Group, Inc. (a)	258,006	$19,838,081
MSCI, Inc.	53,516	27,457,989
Verisk Analytics, Inc., “A”	139,691	33,000,602
		$80,296,672
Computer Software – 18.5%
Adobe Systems, Inc. (a)	15,868	$8,091,093
Autodesk, Inc. (a)	15,391	3,184,552
Cadence Design Systems, Inc. (a)	123,184	28,862,011
Datadog, Inc., “A” (a)	16,276	1,482,581
Intuit, Inc.	39,492	20,178,042
Microsoft Corp.	724,596	228,791,187
Synopsys, Inc. (a)	51,270	23,531,392
		$314,120,858
Computer Software - Systems – 7.7%
Apple, Inc.	578,441	$99,034,884
Arista Networks, Inc. (a)	35,052	6,447,114
ServiceNow, Inc. (a)	44,843	25,065,443
		$130,547,441
Construction – 2.8%
Martin Marietta Materials, Inc.	15,459	$6,345,610
Sherwin-Williams Co.	40,393	10,302,235
Vulcan Materials Co.	153,725	31,055,525
		$47,703,370
Consumer Products – 0.8%
Colgate-Palmolive Co.	78,088	$5,552,837
Estee Lauder Cos., Inc., “A”	61,554	8,897,631
		$14,450,468
Consumer Services – 0.5%
Uber Technologies, Inc. (a)	195,998	$9,013,948
Electrical Equipment – 3.4%
AMETEK, Inc.	141,709	$20,938,922
Amphenol Corp., “A”	162,170	13,620,659
Johnson Controls International PLC	207,082	11,018,833
Rockwell Automation, Inc.	42,868	12,254,675
		$57,833,089
Electronics – 9.2%
Applied Materials, Inc.	62,337	$8,630,558
ASML Holding N.V., ADR	37,349	21,985,862
KLA Corp.	22,001	10,090,979
Lam Research Corp.	23,241	14,566,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Marvell Technology, Inc.	72,176	$3,906,887
NVIDIA Corp.	226,031	98,321,225
		$157,502,272
Energy - Independent – 0.9%
Hess Corp.	99,093	$15,161,229
Entertainment – 0.6%
Spotify Technology S.A. (a)	65,690	$10,158,302
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	119,315	$17,918,727
Las Vegas Sands Corp.	82,607	3,786,705
		$21,705,432
Health Maintenance Organizations – 0.3%
UnitedHealth Group, Inc.	8,978	$4,526,618
Insurance – 1.4%
Aon PLC	36,045	$11,686,510
Arthur J. Gallagher & Co.	51,847	11,817,487
		$23,503,997
Internet – 13.0%
Alphabet, Inc., “A” (a)	847,079	$110,848,758
Alphabet, Inc., “C” (a)	228,995	30,192,991
Gartner, Inc. (a)	35,999	12,369,616
Meta Platforms, Inc., “A” (a)	225,951	67,832,750
		$221,244,115
Leisure & Toys – 0.5%
Take-Two Interactive Software, Inc. (a)	59,967	$8,418,767
Machinery & Tools – 1.7%
Caterpillar, Inc.	17,805	$4,860,765
Eaton Corp. PLC	113,718	24,253,775
		$29,114,540
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	23,492	$5,784,905
Veeva Systems, Inc. (a)	27,124	5,518,378
		$11,303,283
Medical Equipment – 4.8%
Becton, Dickinson and Co.	76,710	$19,831,836
Boston Scientific Corp. (a)	647,365	34,180,872
STERIS PLC	32,475	7,125,665
Thermo Fisher Scientific, Inc.	39,955	20,224,022
		$81,362,395
Other Banks & Diversified Financials – 7.4%
Mastercard, Inc., “A”	173,961	$68,872,899
Visa, Inc., “A”	244,871	56,322,779
		$125,195,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.9%
Argenx SE, ADR (a)	10,219	$5,023,967
Eli Lilly & Co.	81,054	43,536,535
Novo Nordisk A/S, ADR	26,858	2,442,467
Regeneron Pharmaceuticals, Inc. (a)	7,822	6,437,193
Vertex Pharmaceuticals, Inc. (a)	84,498	29,383,334
Zoetis, Inc.	83,314	14,494,970
		$101,318,466
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd.	156,120	$11,616,889
Restaurants – 0.2%
Chipotle Mexican Grill, Inc., “A” (a)	1,827	$3,346,753
Specialty Chemicals – 2.5%
Air Products & Chemicals, Inc.	58,067	$16,456,188
Linde PLC	69,653	25,935,294
		$42,391,482
Specialty Stores – 7.2%
Amazon.com, Inc. (a)	810,221	$102,995,293
Lululemon Athletica, Inc. (a)	17,349	6,689,948
O'Reilly Automotive, Inc. (a)	14,566	13,238,455
		$122,923,696
Total Common Stocks		$1,681,078,561
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.4% (v)	22,284,261	$22,288,718

Other Assets, Less Liabilities – (0.1)%		(2,444,053)
Net Assets – 100.0%		$1,700,923,226
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,288,718 and $1,681,078,561, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,622,339,193	$—	$—	$1,622,339,193
Netherlands	21,985,862	—	—	21,985,862
France	—	17,670,183	—	17,670,183
Canada	11,616,889	—	—	11,616,889
Belgium	5,023,967	—	—	5,023,967
Denmark	2,442,467	—	—	2,442,467
Mutual Funds	22,288,718	—	—	22,288,718
Total	$1,685,697,096	$17,670,183	$—	$1,703,367,279
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$42,297,287	$151,329,426	$171,323,952	$(5,401)	$(8,642)	$22,288,718
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,003,655	$—